UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22900

Blackstone Real Estate Income Fund

Exact Name of Registrant as Specified in Charter

345 Park Avenue

42nd Floor

New York, NY 10154

Address of Principal Executive Offices

Registrant’s telephone number, including area code: (212) 583-5000

Judy Turchin, Esq.

c/o Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

42nd Floor

New York, NY 10154

Name and Address of Agent for Service

With a Copy to:

Sarah E. Cogan, Esq.

Michael W. Wolitzer, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Real Estate Income Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Value
Blackstone Real Estate Income Master Fund (“Master Fund”) — 104.7% (COST $663,208,448)	$652,729,381

Other Assets, less Liabilities — (4.7)%	(29,125,084)

Total Net Assets — 100.0%	$623,604,297

See Notes to Schedule of Investments.

Blackstone Real Estate Income Fund

Notes to Schedule of Investments

September 30, 2016 (Unaudited)

1. Organization

Blackstone Real Estate Income Fund (the “Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a continuously offered non-diversified, closed-end management investment company. The Fund commenced investment operations on April 1, 2014. The Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments. The Fund pursues its investment objective by investing substantially all of its assets in Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The investment manager of the Master Fund and the Fund is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Master Fund and the Fund supervises the conduct of the Master Fund’s and the Fund’s affairs and, pursuant to their investment management agreements, has engaged the Investment Manager to manage the Master Fund’s and the Fund’s day-to-day investment activities and operations.

The Master Fund’s Consolidated Schedule of Investments, which are attached hereto, is an integral part of this Schedule of Investments and should be read in conjunction with the Fund’s Schedule of Investments. At September 30, 2016, the Fund held a 69% ownership interest in the Master Fund.

2. Basis of Presentation

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board.

The Fund’s Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America and are stated in U.S. dollars.

3. Investment in Master Fund

The Fund’s investment in the Master Fund is recorded at fair value and is based upon the Fund’s percentage ownership of the net assets of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund. See Note 3 to the Master Fund’s Notes to Consolidated Schedule of Investments for the determination of fair value of the Master Fund’s investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value

LONG-TERM INVESTMENTS — 129.8%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 102.9%
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a),(b),(c)	$12,573,000	$13,812,818
American Homes 4 Rent, Series 2014-SFR3, Class E, 6.42%, 12/17/36 (a),(c)	7,902,000	8,761,764
American Homes 4 Rent, Series 2015-SFR1, Class E, 5.64%, 04/17/52 (a),(c)	10,071,000	10,482,733
American Homes 4 Rent,
Series 2015-SFR2, Class D, 5.04%, 10/17/45 (a),(b)	3,440,000	3,735,192
Series 2015-SFR2, Class E, 6.07%, 10/17/45 (a),(b)	4,857,000	5,296,202
Banc of America Merrill Lynch, Series 2014-FL1, Class E, 1 mo. USD LIBOR + 5.50%, 2.48%, 12/15/31 (a),(c),(d)	9,361,000	8,424,364
Banc of America Merrill Lynch, Series 2014-FRR5, Class A714, 0.00%, 01/27/47 (a),(b),(e)	14,843,755	11,604,456
Banc of America Merrill Lynch,
Series 2014-INLD, Class E, 1 mo. USD LIBOR + 3.34%, 3.85%, 12/15/29 (a),(c),(d)	9,030,000	8,694,716
Series 2014-INLD, Class F, 1 mo. USD LIBOR + 2.53%, 3.04%, 12/15/29 (a),(b),(c),(d)	45,859,000	42,534,658
Banc of America Merrill Lynch, Series 2015-ASHF, Class F, 1 mo. USD LIBOR + 5.00%, 5.52%, 01/15/28 (a),(c),(d)	8,915,000	8,721,543
Barclays Commercial Mortgage,
Series 2015-RRI, Class E, 1 mo. USD LIBOR + 3.60%, 4.12%, 05/15/32 (a),(c),(d)	26,904,000	26,140,115
Series 2015-RRI, Class F, 1 mo. USD LIBOR + 4.45%, 4.97%, 05/15/32 (a),(b),(c),(d)	26,137,000	25,363,214
BBCMS Trust, Series 2015-STP, Class E, 4.43%, 09/10/28 (a),(b),(c),(d)	14,884,000	14,088,742
BHMS Mortgage Trust,
Series 2014-ATLS, Class BFX, 4.24%, 07/05/33 (a),(b),(c)	11,129,100	11,240,108
Series 2014-ATLS, Class EFL, 1 mo. USD LIBOR + 4.00%, 4.52%, 07/05/33 (a),(c),(d)	10,000,000	9,719,900
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class E, 5.00%, 09/10/45 (a),(c),(d)	6,296,926	5,196,942
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.60%, 04/10/46 (a),(d)	2,824,000	2,639,705
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D, 5.26%, 11/10/46 (a),(d)	3,108,000	2,830,702
Citigroup Commercial Mortgage Trust, Series 201, Class P5, 3.00%, 10/10/26 (a)	3,024,000	2,059,193
Colony American Homes, Series 2014-1A, Class E, 1 mo. USD LIBOR + 2.80%, 3.33%, 05/17/31 (a),(b),(c),(d)	11,939,830	11,796,963
Colony American Homes, Series 2014-2A, Class E, 1 mo. USD LIBOR + 3.20%, 3.75%, 07/17/31 (a),(b),(c),(d)	4,536,361	4,497,064
Colony Starwood Homes Trust, Series 2016-1A, Class E, 1 mo. USD LIBOR + 4.15%, 4.68%, 07/17/33 (a),(c),(d)	9,667,000	9,753,918
Commercial Mortgage Trust, Series 2010-C1, Class XWA, 2.15%, 07/10/46 (a),(d)	1,397,000	83,338
Commercial Mortgage Trust, Series 2012-CR5, Class E, 4.48%, 12/10/45 (a),(b),(d)	1,900,000	1,744,542
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.34%, 10/10/46 (a),(d)	1,617,000	1,545,757
Commercial Mortgage Trust,
Series 2013-CR8, Class D, 4.10%, 06/10/46 (a),(c),(d)	17,866,000	16,033,313
Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b),(c),(d)	10,522,000	7,574,874
Commercial Mortgage Trust, Series 2013-LC13, Class D, 5.21%, 08/10/46 (a),(d)	2,218,000	2,128,356
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.91%, 02/10/47 (a),(d)	1,012,000	923,301
Commercial Mortgage Trust,
Series 2014-CR17, Class D, 4.96%, 05/10/47 (a),(d)	4,008,000	3,674,452
Series 2014-CR17, Class E, 4.96%, 05/10/47 (a),(b),(d)	8,387,000	6,634,756
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 4.17%, 08/15/31 (a),(d)	16,445,000	15,219,550
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 5.02%, 08/15/31 (a),(c)	10,598,000	9,808,234
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(b)	2,006,000	1,474,008
Commercial Mortgage Trust, Series 2014-UBS6, Class E, 4.61%, 12/10/47 (a),(b),(d)	9,693,000	6,944,331
Commercial Mortgage Trust,
Series 2015-CR23, Class CMD, 3.81%, 05/10/48 (a),(c),(d)	12,898,000	11,952,988
Series 2015-CR23, Class CME, 3.81%, 05/10/48 (a),(c),(d)	15,044,000	13,353,080
Commercial Mortgage Trust, Series 2012-CR5, Class F, 4.48%, 12/10/45 (a),(b),(d)	12,489,160	10,116,568
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/48 (b),(d)	5,125,000	3,810,562
Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.95%, 08/10/48 (d)	1,243,000	948,081
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.64%, 10/10/48 (b),(d)	3,816,000	2,685,152
Commercial Mortgage Trust, Series 2016-CD1, Class D, 2.91%, 08/10/49 (a),(d)	1,456,000	1,069,331
Commercial Mortgage Trust, Series 2016-CR28, Class D, 4.05%, 02/10/49 (d)	1,447,000	1,175,419
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (b)	11,632,000	10,843,162

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.37%, 09/15/37 (a),(b)	$8,115,000	$7,079,894
Credit Suisse Mortgage Trust, Series 2015-DEAL, Class F, 1 mo. USD LIBOR + 4.75%, 5.27%, 04/15/29 (a),(d)	2,805,000	2,753,743
Credit Suisse Mortgage Trust, Series 2015-CSMC, Class E, 1 mo. USD LIBOR + 4.15%, 4.67%, 03/15/17 (a),(c)	26,859,000	26,489,460
Cress Ltd.,
Series 2008, Class B, 1.48%, 12/21/42 (d)	11,022,607	10,128,564
Series 2008, Class C, 1.33%, 12/21/42 (d)	7,500,000	5,395,470
Series 2008, Class D, 1.48%, 12/21/42 (d)	4,219,000	1,875,135
Series 2008, Class E, 8.07%, 12/21/42 (d)	5,156,000	1,322,308
Series 2008, Class F, 2.08%, 12/21/42 (d)	20,107,365	2,155,510
Equity Mortgage Trust, Series 2014-INNS, Class F, 1 mo. USD LIBOR + 3.90%, 4.42%, 05/08/31 (a),(b),(c),(d)	24,443,000	23,347,724
FREMF Mortgage Trust,
Series 2015-K50, Class B, 3.91%, 10/25/48 (a),(c),(d)	10,000,000	9,975,427
Series 2015-K50, Class C, 3.91%, 10/25/48 (a),(d)	1,959,000	1,654,640
FREMF Mortgage Trust, Series 2015-K51, Class C, 4.09%, 10/25/48 (a),(b),(d)	8,226,000	7,032,845
FREMF Mortgage Trust,
Series 2015-K720, Class B, 3.51%, 07/25/22 (a),(d)	2,493,000	2,465,739
Series 2015-K720, Class C, 3.51%, 07/25/22 (a),(b),(d)	5,731,000	4,957,671
FREMF Mortgage Trust, Series 2015-K721, Class B, 3.68%, 11/25/47 (a),(c),(d)	28,000,000	27,871,740
FREMF Mortgage Trust,
Series 2016-K53, Class B, 4.02%, 03/25/49 (a),(d)	2,057,000	2,080,680
Series 2016-K53, Class C, 4.02%, 03/25/49 (a),(c),(d)	12,348,000	10,468,138
FREMF Mortgage Trust,
Series 2016-K54, Class B, 4.19%, 02/25/26 (a),(c),(d)	5,339,000	5,464,830
Series 2016-K54, Class C, 4.19%, 02/25/26 (a),(b),(c),(d)	12,835,000	10,877,353
FREMF Mortgage Trust,
Series 2016-K55, Class B, 4.29%, 04/25/49 (a),(c),(d)	5,291,000	5,456,020
Series 2016-K55, Class C, 4.29%, 04/25/49 (a),(c),(d)	4,706,000	4,022,085
FREMF Mortgage Trust,
Series 2016-K56, Class B, 4.07%, 06/25/49 (a),(b),(d)	2,664,000	2,653,709
Series 2016-K56, Class C, 4.07%, 06/25/49 (a),(b),(d)	1,658,000	1,373,848
FREMF Mortgage Trust, Series 2016-K57, Class C, 3.92%, 08/25/49 (a),(d)	2,324,000	1,904,336
FREMF Mortgage Trust,
Series 2016-K722, Class B, 3.83%, 07/25/49 (a),(c),(d)	9,379,000	9,440,207
Series 2016-K722, Class C, 3.83%, 07/25/49 (a),(c),(d)	3,370,000	2,938,031
FREMF Mortgage Trust, Series 2016-KF16, Class B, 1 mo. USD LIBOR + 6.64%, 7.16%, 03/25/26 (a),(b),(d)	10,234,657	10,256,764
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a),(c),(d)	20,361,000	19,940,997
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a),(b),(d)	4,087,000	3,885,609
GCCFC Commercial Mortgage Trust, Series 2007-GG9, Class AJ, 5.51%, 03/10/39 (b),(d)	13,847,571	13,089,966
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.61%, 12/10/49 (d)	11,535,300	11,373,417
Great Wolf Trust, Series 2015-WOLF, Class E, 1 mo. USD LIBOR + 4.45%, 4.97%, 05/15/34 (a),(c),(d)	23,719,000	23,158,857
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (b)	4,595,000	3,303,968
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.99%, 08/10/45 (c),(d)	30,483,000	29,066,315
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 5.01%, 11/10/45 (a),(b),(d)	10,250,422	8,158,084
GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 1 mo. USD LIBOR + 5.95%, 6.47%, 07/15/31 (a),(b),(c),(d)	19,516,000	19,261,051
GS Mortgage Securities Trust, Series 2015-GC34, Class D, 2.98%, 10/10/48 (b)	5,000,000	3,545,720
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47 (b)	8,053,000	5,912,765
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.46%, 01/15/49 (b),(d)	9,215,000	9,044,140
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 1 mo. USD LIBOR + 3.60%, 4.12%, 06/15/29 (a),(c),(d)	10,000,000	9,839,492
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-ATRM, Class E, 6.43%, 10/05/28 (a),(c)	16,400,000	16,340,163
Series 2016-ATRM, Class F, 7.29%, 10/05/28 (a),(c)	13,600,000	13,489,416

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust 2015-C31, Series 2015-C31, Class C, 4.77%, 08/15/48 (d)	$2,549,000	$2,419,430
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2, Series 2016-JP2, Class D, 3.95%, 08/15/49 (a),(b),(d)	5,934,000	4,713,795
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3, Series 2016-JP3, Class D, 3.48%, 08/15/49 (a),(d)	760,000	578,653
JP Morgan Chase Commercial Mortgage Trust, Series 2013-LC11, Class E, 3.25%, 04/15/46 (a),(b),(d)	4,728,280	3,369,385
JP Morgan Chase Commercial Mortgage Trust, Series 2014-FL6, Class D, 1 mo. USD LIBOR + 4.25%, 4.77%, 11/15/31 (a),(c),(d)	12,282,000	11,610,207
JP Morgan Chase Commercial Mortgage Trust, Series 2015-SGP, Class D, 1 mo. USD LIBOR + 4.50%, 5.02%, 07/15/36 (a),(c),(d)	30,786,000	30,718,557
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class E, 3.87%, 01/15/47 (a),(b),(d)	4,949,000	3,313,918
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C, 4.82%, 11/15/48 (b),(d)	3,945,000	3,762,328
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class D, 3.56%, 06/15/49 (a),(b),(d)	2,809,000	2,132,007
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c)	12,871,340	10,142,843
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 6.01%, 06/12/50 (b),(d)	8,222,000	3,302,314
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(b),(d)	8,586,540	7,309,576
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b),(d)	11,371,340	9,673,740
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(c)	12,300,651	10,035,551
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.42%, 02/15/46 (a),(c),(d)	10,844,953	8,111,783
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class F, 4.22%, 07/15/46 (a),(b),(d)	10,598,802	7,853,363
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.92%, 10/15/46 (a),(c),(d)	6,233,532	4,934,685
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class E, 4.29%, 05/15/46 (a),(b),(d)	5,516,000	4,203,617
Series 2013-C9, Class F, 4.29%, 05/15/46 (b),(d)	8,644,588	6,286,376
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.99%, 02/15/47 (a),(b),(d)	2,315,542	2,083,043
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 5.06%, 04/15/47 (a),(b),(d)	4,000,000	3,019,873
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 05/15/49 (a),(d)	712,000	508,288
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 3.50%, 08/15/49 (a),(d)	1,315,000	1,015,455
Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32 (a),(b)	4,420,000	4,564,248
Progress Residential Trust, Series 2016-SFR1, Class E, 1 mo. USD LIBOR + 3.85%, 4.38%, 09/17/33 (a),(b),(d)	7,148,000	7,169,520
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class C, 5.01%, 10/10/48 (b),(d)	2,559,000	2,643,648
Series 2016-C5, Class D, 5.01%, 10/10/48 (a),(b),(d)	1,477,000	1,181,985
Taurus CMBS PLC, Series 2015-EU3, Class E, REG S, 3 mo. EURIBOR + 4.00%, 4.00%, 04/22/28 (d),(f)	5,370,747	5,780,866
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (b),(c),(d)	16,829,837	16,832,712
Series 2006-C27, Class B, 5.87%, 07/15/45 (b),(d)	11,021,000	9,574,651
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ, 5.37%, 11/15/48 (c),(d)	13,044,682	12,972,713
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.14%, 07/15/48 (a)	1,581,000	1,133,669
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.82%, 12/15/46 (a),(d)	4,577,000	4,376,840
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.80%, 11/15/47 (a),(b),(d)	1,195,000	874,081

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $966,700,853)		976,193,718

MEZZANINE DEBT — 18.8%
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.37%, 07/05/33 (a),(b),(d)	20,204,000	19,441,444
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class MZ, 8.21%, 04/10/20 (b)	102,500,000	103,759,243
Credit Suisse Mortgage Trust, Series 2015-SAMZ, Class MZ, 1 mo. USD LIBOR + 5.74%, 6.26%, 08/15/22 (a),(b),(d)	20,017,000	19,466,523

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value
Equity Mortgage Trust, Series 2014-INMZ, Class M, 1 mo. USD LIBOR + 4.75%, 5.27%, 05/08/31 (a),(b),(d)		$16,207,241	$15,389,707
Simply Self Storage, Mezzanine Loan, 6.25%, 09/19/21 (d)		19,710,000	19,776,029

TOTAL MEZZANINE DEBT (COST $178,776,397)			177,832,946

BANK LOAN — 1.8%
Four Seasons Holdings, Inc., 6.25%, 12/27/20 (d)		17,028,000	17,106,044

TOTAL BANK LOAN (COST $17,057,603)			17,106,044

HIGH YIELD BONDS & NOTES — 3.6%
CPUK Finance Ltd., 7.00%, 02/28/42 (f)		20,770,000	28,408,068
Diamond Resorts, Inc., 7.75%, 09/01/23 (a),(c)		5,985,000	5,992,581

TOTAL HIGH YIELD BONDS & NOTES (COST $38,438,657)			34,400,649

	Shares		Value
COMMON STOCK — 2.7%
Apollo Commercial Real Estate Finance, Inc. (b)		1,576,028	$25,799,578

TOTAL COMMON STOCK (COST $25,395,675)			25,799,578

TOTAL LONG-TERM INVESTMENTS (COST $1,226,369,185)			1,231,332,935

	Principal Amount		Value
SHORT-TERM INVESTMENT — 4.8%
MUTUAL FUND - MONEY MARKET FUND — 4.8%
JP Morgan Prime Money Market, Capital Class		$45,271,861	$45,271,861

TOTAL SHORT-TERM INVESTMENTS (COST $45,271,861)			45,271,861

TOTAL INVESTMENTS IN SECURITIES — 134.6% (COST $1,271,641,046) (g)			1,276,604,796

SECURITIES SOLD SHORT — (18.3)%
FOREIGN GOVERNMENT OBLIGATIONS — (2.7)%
United Kingdom Gilt, 2.00%, 07/22/20	GBP	18,099,000	(25,082,372)

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (PROCEEDS $28,766,365)			(25,082,372)

U.S. TREASURY NOTES — (15.6)%
U.S. Treasury Notes, 1.25%, 03/31/21		$41,000,000	(41,224,221)
U.S. Treasury Notes, 1.38%, 06/30/23		15,000,000	(14,985,938)
U.S. Treasury Notes, 1.50%, 08/15/26		17,500,000	(17,349,610)
U.S. Treasury Notes, 1.63%, 05/15/26		30,000,000	(30,075,000)
U.S. Treasury Notes, 1.63%, 02/15/26		20,000,000	(20,059,376)
U.S. Treasury Notes, 2.00%, 08/15/25		3,243,000	(3,359,545)
U.S. Treasury Notes, 2.25%, 11/15/25		20,000,000	(21,137,500)

TOTAL U.S. TREASURY NOTES (PROCEEDS $146,774,302)			(148,191,190)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $175,540,667)			(173,273,562)

Other Assets and Liabilities (h) — (16.3)%			(154,877,794)

Net Assets — 100.0%			$948,453,440

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Footnote Legend:

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(b)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(c)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(d)	Variable/floating interest rate security. Rate presented is as of September 30, 2016.
(e)	Non-interest bearing bond.
(f)	Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(g)	The cost for federal income tax purposes was $1,271,641,046. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $4,963,750. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,693,115 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,729,365.
(h)	Assets, other than investments in securities, less liabilities other than securities sold short.

Reverse Repurchase Agreements Outstanding at September 30, 2016

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets, Inc.	2.38%	08/24/16	02/23/17	$6,796,000	$6,813,066
Citigroup Global Markets, Inc.	2.46%	08/23/16	02/23/17	4,317,000	4,328,526
Citigroup Global Markets, Inc.	2.46%	08/23/16	02/23/17	7,447,000	7,466,883
Citigroup Global Markets, Inc.	2.64%	09/07/16	12/07/16	7,250,000	7,262,736
Citigroup Global Markets, Inc.	2.66%	09/22/16	03/22/17	7,979,000	7,984,305
Citigroup Global Markets, Inc.	2.66%	09/22/16	03/22/17	19,817,000	19,830,175
Deutsche Bank Securities, Inc.	2.18%	05/13/16	11/10/16	23,818,509	21,706,391
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.53%	08/25/16	11/23/16	5,406,000	5,420,057
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.56%	08/19/16	11/21/16	1,782,000	1,787,449
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.56%	08/19/16	11/21/16	5,170,000	5,185,809
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.56%	08/19/16	11/21/16	10,382,000	10,413,746
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.56%	08/19/16	11/21/16	11,571,000	11,606,382
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.60%	09/15/16	12/15/16	2,435,000	2,437,814
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.63%	08/31/16	11/30/16	4,145,000	4,154,387
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.63%	08/31/16	11/30/16	4,283,000	4,292,700
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.76%	08/19/16	11/21/16	6,342,000	6,362,907
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.82%	09/22/16	12/22/16	8,028,000	8,033,660
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.82%	09/22/16	12/22/16	9,201,000	9,207,487
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.86%	08/19/16	11/21/16	2,733,000	2,742,336
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.86%	08/19/16	11/21/16	7,080,000	7,104,186
Royal Bank of Canada	2.03%	04/28/16	04/27/17	6,053,000	6,106,290
Royal Bank of Canada	2.17%	08/12/16	11/14/16	9,406,000	9,434,317
Royal Bank of Canada	2.20%	07/22/16	01/23/17	8,370,000	8,406,237
Royal Bank of Canada	2.30%	07/22/16	01/23/17	13,638,000	13,699,734
Royal Bank of Canada	2.32%	08/25/16	01/23/17	10,350,000	10,374,681
Royal Bank of Canada	2.39%	01/25/16	01/25/17	11,135,000	11,320,096
Royal Bank of Canada	2.54%	12/09/15	12/09/16	10,443,000	10,661,850
Royal Bank of Canada	2.57%	08/18/16	02/17/17	6,821,000	6,842,422
Royal Bank of Canada	2.63%	02/17/16	02/16/17	11,759,000	11,953,877
Royal Bank of Canada	2.63%	09/30/16	03/30/17	23,422,000	23,423,713
Royal Bank of Canada	2.64%	12/09/15	12/09/16	6,175,000	6,309,502
Royal Bank of Canada	2.66%	01/14/16	01/13/17	18,633,000	18,991,811
Royal Bank of Canada	2.66%	01/26/16	01/25/17	11,784,000	12,000,476
Royal Bank of Canada	2.66%	01/26/16	01/25/17	14,723,000	14,993,466
Royal Bank of Canada	2.66%	08/23/16	02/23/17	2,182,000	2,188,299
Royal Bank of Canada	2.66%	08/23/16	02/23/17	2,798,000	2,806,077
Royal Bank of Canada	2.70%	05/24/16	05/24/17	3,556,000	3,590,697
Royal Bank of Canada	2.71%	01/15/16	01/13/17	1,386,000	1,413,158
Royal Bank of Canada	2.73%	12/23/15	12/23/16	10,443,000	10,666,767
Royal Bank of Canada	2.75%	05/24/16	05/24/17	3,474,000	3,508,524

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	2.75%	05/24/16	05/24/17	$4,327,000	$4,370,001
Royal Bank of Canada	2.76%	03/10/16	03/10/17	10,422,000	10,585,621
Royal Bank of Canada	2.79%	09/02/16	03/02/17	7,817,000	7,834,597
Royal Bank of Canada	2.80%	09/15/16	03/15/17	2,968,000	2,971,692
Royal Bank of Canada	2.80%	09/15/16	03/15/17	5,067,000	5,073,303
Royal Bank of Canada	2.80%	09/15/16	03/15/17	5,992,000	5,999,454
Royal Bank of Canada	2.85%	03/21/16	03/21/17	8,045,000	8,168,653
Royal Bank of Canada	2.89%	09/02/16	03/02/17	8,144,000	8,162,989
Royal Bank of Canada	3.06%	09/06/16	12/06/16	17,149,000	17,185,435
Royal Bank of Canada	3.07%	09/23/16	10/24/16	4,108,000	4,110,803
Royal Bank of Canada	3.16%	09/06/16	12/06/16	11,812,000	11,837,916
Royal Bank of Canada	3.17%	09/23/16	10/24/16	13,703,000	13,712,655

Total Reverse Repurchase Agreements Outstanding				$442,087,509	$442,846,115

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	5,484,000	USD	8,531,459	Citigroup Global Markets, Inc.	07/31/17	$(1,377,026)
USD	63,426,848	GBP	40,804,714	Citigroup Global Markets, Inc.	07/31/17	10,192,971

Total Forward Foreign Currency Exchange Contracts Outstanding						$8,815,945

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2016

Reference Obligation	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.23	(5.00)%	12/20/19	Citibank, N.A.	73,720,000 USD	$(5,725,130)	$(3,276,337)	$(2,448,793)
CDX.NA.HY.25	(5.00)%	12/20/20	Citibank, N.A.	100,980,000 USD	(5,914,760)	978,251	(6,893,011)
CDX.NA.HY.26	(5.00)%	06/20/21	Citibank, N.A.	22,000,000 USD	(1,150,421)	(374,154)	(776,267)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)					$(12,790,311)	$(2,672,240)	$(10,118,071)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2016

Reference Obligation	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	(5.00)%	05/25/63	Bank of America, N.A.	3,770,390 USD	$660,926	$44,262	$616,664
CMBX.NA.BB.6	(5.00)%	05/25/63	Goldman Sachs & Co.	38,300,000 USD	6,713,750	4,247,055	2,466,695
CMBX.NA.BBB-.7	(3.00)%	01/25/47	Bank of America, N.A.	1,515,450 USD	125,861	228,664	(102,803)

Total OTC Credit Default Swaps on Index (Buy Protection)					$7,500,537	$4,519,981	$2,980,556

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2016

Reference Obligation	Rating	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(1)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Citibank, N.A.	95,725,820 USD	$(16,780,137)	$900,110	$(17,680,247)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Morgan Stanley & Co. LLC	2,359,220 USD	(413,557)	(243,207)	(170,350)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Goldman Sachs & Co.	11,674,830 USD	(2,046,525)	(11,918)	(2,034,607)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Bank of America, N.A.	4,420,000 USD	(774,798)	(529,903)	(244,895)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Bank of America, N.A.	4,487,000 USD	(786,543)	(462,555)	(323,988)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Reference Obligation	Rating	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(1)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Citibank, N.A.	11,838,410 USD	$(1,995,787)	$(322,722)	$(1,673,065)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Morgan Stanley & Co. LLC	5,000,000 USD	(842,929)	(9,739)	(833,190)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Goldman Sachs & Co.	8,067,000 USD	(1,359,981)	(117,833)	(1,242,148)
CMBX.NA.BBB-.6	BBB-	3.00%	05/25/63	Morgan Stanley Capital Services LLC	11,232,000 USD	(1,003,848)	(943,214)	(60,634)
CMBX.NA.BBB-.7	BBB-	3.00%	01/25/47	Citibank, N.A.	4,186,000 USD	(347,656)	(199,978)	(147,678)
CMBX.NA.BBB-.7	BBB-	3.00%	01/25/47	Goldman Sachs & Co.	12,894,810 USD	(1,070,941)	(1,454,211)	383,270
CMBX.NA.BBB-.7	BBB-	3.00%	01/25/47	Citibank, N.A.	4,425,510 USD	(367,548)	(139,592)	(227,956)
CMBX.NA.BBB-.7	BBB-	3.00%	01/25/47	Bank of America, N.A.	7,458,000 USD	(619,402)	(790,200)	170,798
CMBX.NA.BBB-.7	BBB-	3.00%	01/25/47	Morgan Stanley & Co. LLC	5,630,000 USD	(467,583)	(613,035)	145,452

Total OTC Credit Default Swaps on Index (Sell Protection)						$(28,877,235)	$(4,937,997)	$(23,939,238)

(1)	The maximum potential amount the Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swaps Outstanding at September 30, 2016

Reference Instrument	Termination Date	Counterparty	Financing Rate	Notional Amount	Unrealized Appreciation (Depreciation)
Americold Realty Operating Partnership L.P.	11/03/2022	Citibank, N.A.	L + 4.75%	32,256,656 USD	$1,394,166
CPUK Finance Ltd.	08/28/2020	Citibank, N.A.	L + 7.00%	30,000,000 GBP	3,268,398
Diamond Resorts International, Inc.	08/17/2023	Citibank, N.A.	L + 6.00%	23,936,000 USD	359,776
Four Seasons Holding, Inc.	12/28/2020	Citibank, N.A.	L + 5.25%	15,029,000 USD	382,573
Four Seasons Holding, Inc.	12/28/2020	Citibank, N.A.	L + 5.25%	1,768,000 USD	49,457
Four Seasons Holding, Inc.	12/28/2020	Citibank, N.A.	L + 5.25%	1,768,000 USD	51,691
Four Seasons Holding, Inc.	12/28/2020	Citibank, N.A.	L + 5.25%	2,954,900 USD	86,393
Quality Care Properties	10/24/2022	Citibank, N.A.	L + 5.25%	5,222,000 USD	91,015
Quality Care Properties	10/24/2022	Citibank, N.A.	L + 5.25%	16,710,000 USD	199,112

Total OTC Total Return Swaps Outstanding					$5,882,581

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2016

Master Fund Pay/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.860%	10/10/23	Citibank, N.A.	75,000,000 USD	$(3,246,161)	$—	$(3,246,161)
Receives	Three-Month Libor	2.031%	05/20/21	Citibank, N.A.	100,000,000 USD	(4,432,057)	—	(4,432,057)

Total Centrally Cleared Interest Rate Swaps Outstanding						$(7,678,218)	$—	$(7,678,218)

Abbreviation Legend:
REG S	Regulation-S
REITS	Real Estate Investment Trusts
Currency Legend:
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Notes to Consolidated Schedule of Investments

September 30, 2016 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the ‘‘Master Fund’’), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund Cayman Ltd. (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The investment manager of the Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Master Fund and the Feeder Funds supervises the conduct of the Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

2. Basis of Presentation

The Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America and are stated in U.S. dollars, unless otherwise noted.

The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Master Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Master Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

3. Fair Value Hierarchy

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Master Fund does not adjust the quoted price for these investments.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

•	Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

The following table summarizes the Master Fund’s assets and liabilities measured at fair value at September 30, 2016:

Asset Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Commercial Mortgage-Backed Securities	$—	$955,316,731	$20,876,987	$976,193,718
Mezzanine Debt	—	177,832,946	—	177,832,946
Bank Loan	—	17,106,044	—	17,106,044
High Yield Bonds & Notes		34,400,649		34,400,649
Common Stock	25,799,578	—	—	25,799,578
Mutual Fund-Money Market Fund	45,271,861	—	—	45,271,861
Total Investments in Securities	$71,071,439	$1,184,656,370	$20,876,987	$1,276,604,796

Blackstone Real Estate Income Master Fund

Notes to Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Asset Description:	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts(a)	$—	$10,192,971	$—	$10,192,971
Credit Default Swap Contracts	—	7,500,537	—	7,500,537
Total Return Swap Contracts(a)	—	5,882,581	—	5,882,581
Cash and Cash Equivalents	30,408,691	—	—	30,408,691
Restricted Cash Segregated with Counterparties	256,408,560	—	—	256,408,560
Total Assets	$357,888,690	$1,208,232,459	$20,876,987	$1,586,998,136

Liability Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Foreign Government Obligations	$—	$25,082,372	$—	$25,082,372
U.S. Treasury Notes	—	148,191,190	—	148,191,190
Total Securities Sold Short	$—	$173,273,562	$—	$173,273,562
Reverse Repurchase Agreements	—	442,846,115	—	442,846,115
Forward Foreign Currency Exchange
Contracts(a)	—	1,377,026	—	1,377,026
Credit Default Swap Contracts	—	41,667,546	—	41,667,546
Interest Rate Swap Contracts	—	7,678,218	—	7,678,218
Total Liabilities	$—	$666,842,467	$—	$666,842,467

(a)	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2016.

The following table reconciles the beginning and ending balances of investments measured at fair value using Level 3 inputs:

Asset Description:	Commercial Mortgage- Backed Securities
Balance as of January 1, 2016	$24,100,317
Transfers In	—
Transfers Out	—
Purchases	—
Sales	(3,810,769)
Amortization	150,204
Net realized gain (loss)	755,104
Net change in unrealized appreciation	(317,869)

Balance as of September 30, 2016	$20,876,987

Net change in unrealized appreciation related to investments still held as of September 30, 2016	$(258,906)

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of September 30, 2016.

Asset	Fair Value at September 30, 2016	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Commercial Mortgage-Backed Securities	$20,876,987	Quote from Pricing Service Provider	Indicative Bid	N/A

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Fund

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

November 18, 2016

By:	/s/ Garrett Goldberg
Garrett Goldberg (Principal Financial and Accounting Officer)
Chief Financial Officer and Treasurer

November 18, 2016